MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 1999

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                                  Annual Report
                                December 31, 1999

Dear Participant:

      We are pleased to send you the 1999 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index (commenced operations on May 3, 1999), Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 1999 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing approximately half of its assets in companies believed to possess above-average growth potential and the other half of its assets in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      At a special meeting of shareholders of the Investment Company scheduled for February 28, 2000, Aggressive Equity Fund shareholders who owned shares as of December 21, 1999 will vote on a proposal to amend the investment objective of the Fund to read: "The investment objective of the Aggressive Equity Fund is capital appreciation." If approved, the Fund will continue to invest in growth and value stocks, but the Adviser will determine the percentage of Fund assets to be invested in each type of stock, rather than investing Fund assets approximately equally in each type.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the Portfolio's investment and social criteria.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long-term by investing primarily in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long-term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 1999, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) .........................  +  3.5%
      Investment Company All America Fund .............................  + 23.9%
      Investment Company Equity Index Fund ............................  + 18.8%
      Investment Company Mid-Cap Equity Index Fund(2) .................  + 10.6%
      Investment Company Bond Fund ....................................  -  3.3%
      Investment Company Short-Term Bond Fund .........................  +  2.7%
      Investment Company Mid-Term Bond Fund ...........................  -  0.1%
      Investment Company Composite Fund ...............................  + 13.5%
      Investment Company Aggressive Equity Fund .......................  + 41.2%
      Scudder Bond Fund ...............................................  -  2.4%
      Scudder Capital Growth Fund .....................................  + 33.2%
      Scudder International Fund ......................................  + 52.2%
      American Century VP Capital Appreciation Fund ...................  + 62.4%
      Calvert Social Balanced Fund ....................................  + 10.6%
      Fidelity VIP Equity-Income Fund .................................  +  4.9%
      Fidelity VIP II Contrafund ......................................  + 22.6%
      Fidelity VIP II Asset Manager Fund ..............................  +  9.6%

      ----------
      (1) The seven-day net annualized effective yield as of 2/15/00 was 4.13% and is not necessarily indicative of future actual yields.

      (2)   Commenced operations May 3, 1999; total return is from that date.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt
                                        ----------------------------------------

                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of Mutual of America  Separate  Account No. 2  ...............   1

Statement  of Assets and  Liabilities  .....................................   5

Statement  of  Operations  .................................................   7

Statements  of Changes in Net  Assets  .....................................   9

Notes to Financial  Statements  ............................................  12

Report of Independent Public Accountants ...................................  17

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                                                                     Investment Company
                                                            -----------------------------------------------------------------------
                                                                                                              Mid-Cap
                                                            Money Market     All America     Equity Index  Equity Index      Bond
                                                                Fund             Fund            Fund          Fund          Fund
                                                            -------------- --------------- -------------- ------------ -------------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $44,801,491
   All America Fund -- $345,309,677
   Equity Index Fund -- $282,996,694
   Mid-Cap Equity Index -- $3,542,725
   Bond Fund -- $48,549,982)
   (Notes 1 and 2) ......................................   $44,088,450    $485,044,971    $384,361,512   $3,786,860   $43,979,793
Due From (To) Mutual of America
   General Account ......................................      (309,762)     (2,434,787)        257,303       14,211       (78,718)
                                                            -----------    ------------    ------------   ----------   -----------
NET ASSETS ..............................................   $43,778,688    $482,610,184    $384,618,815   $3,801,071   $43,901,075
                                                            ===========    ============    ============   ==========   ===========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ................   $      2.11    $      10.05    $       3.41   $     1.11   $      3.07
                                                            ===========    ============    ============   ==========   ===========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ...........................    20,765,603      48,013,571     112,734,611    3,430,529    14,286,831
                                                            ===========    ============    ============   ==========   ============


                                                                                Investment Company
                                                            -----------------------------------------------------------
                                                                                                           Aggressive
                                                             Short-Term       Mid-Term        Composite      Equity
                                                             Bond Fund        Bond Fund        Fund           Fund
                                                            -------------- --------------- -------------- -------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $4,891,585
   Mid-Term Bond Fund -- $8,664,505
   Composite Fund -- $283,283,242
   Aggressive Equity Fund -- $125,799,408)
   (Notes 1 and 2) ......................................   $4,643,095       $8,000,926     $316,191,235   $177,135,206
Due From (To) Mutual of America General Account .........      (26,162)          (2,440)          55,735         94,575
                                                            ----------       ----------     ------------   ------------
NET ASSETS ..............................................   $4,616,933       $7,998,486     $316,246,970   $177,229,781
                                                            ==========       ==========     ============   ============
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ................   $     1.28       $     1.32     $       5.61   $       2.85
                                                            ==========       ==========     ============   ============
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 1999 (Note 5) ............................    3,603,865        6,036,785       56,403,559     62,123,089
                                                            ==========       ==========     ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                                                                                            American
                                                                               Scudder                       Century
                                                            --------------------------------------------- -------------
                                                                               Capital                      VP Capital
                                                                 Bond          Growth       International  Appreciation
                                                                 Fund           Fund            Fund           Fund
                                                            -------------  --------------   ------------- -------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation at
   market value
   (Cost:
   Scudder Bond Fund -- $20,914,832
   Scudder Capital Growth Fund -- $321,652,581
   Scudder International Fund -- $175,164,129
   American Century VP Capital Appreciation
   Fund -- $42,798,557
   (Notes 1 and 2) ......................................   $19,849,517    $557,725,832    $219,166,649   $59,651,060
Due From (To) Mutual of America General
   Account ..............................................        (3,675)        242,170            (189)     (610,345)
                                                            -----------    ------------    ------------   -----------
NET ASSETS ..............................................   $19,845,842    $557,968,002    $219,166,460   $59,040,715
                                                            ===========    ============    ============   ===========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ................   $     12.73    $     48.17     $      25.83   $     17.40
                                                            ===========    ============    ============   ===========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ...........................     1,558,441      11,582,159       8,485,561     3,393,681
                                                            ===========    ============    ============   ===========



                                                               Calvert                       Fidelity
                                                            ------------   --------------------------------------------
                                                               Social           VIP           VIP II          VIP II
                                                              Balanced     Equity-Income      Contra      Asset Manager
                                                                Fund           Fund            Fund            Fund
                                                            ------------- --------------   -------------  -------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced  Portfilio -- $47,213,327
   VIP  Equity-Income  Fund -- $115,137,489
   VIP II Contra Fund -- $189,383,520
   VIP II Asset Manager Fund -- $41,338,976)
(Notes 1 and 2) ......................................      $54,032,872    $135,720,237    $270,316,837   $46,268,457
Due From (To) Mutual of America General Account .........        24,830             462         540,778      (148,844)
                                                            -----------    ------------    ------------   -----------
Net Assets ..............................................   $54,057,702    $135,720,699    $270,857,615   $46,119,613
                                                            ===========    ============    ============   ===========
Unit Value at December 31, 1999 (Note 5) ................        $ 3.37    $      32.21    $      32.13   $     26.40
                                                            ===========    ============    ============   ===========
Number of Units Outstanding at
   December 31, 1999 (Note 5) ...........................    16,040,885       4,212,969       8,430,355     1,746,745
                                                            ===========    ============    ============   ===========

      The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                                                 Investment Company
                                                            ---------------------------------------------------------
                                                              Money            All            Equity         Mid-Cap
                                                              Market         America          Index       Equity Index
                                                               Fund           Fund             Fund           Fund*
                                                            ----------    -------------   -------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ......................................   $2,041,942     $36,538,690     $ 9,919,788    $    29,590
                                                            ----------     -----------     -----------    -----------
Expenses (Note 3):
   Fees and administrative expenses .....................      581,845       5,515,080       4,342,547         22,779
                                                            ----------     -----------     -----------    -----------
NET INVESTMENT INCOME (LOSS) ............................    1,460,097      31,023,610       5,577,241          6,811
                                                            ----------     -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............       77,005      11,573,648      11,274,282        (9,366)
   Net unrealized appreciation (depreciation) of
     investments ........................................     (127,237)     52,913,881      41,365,894        244,135
                                                            ----------     -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ..........................................      (50,232)     64,487,529      52,640,176        234,769
                                                            ----------     -----------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS .........................................   $1,409,865     $95,511,139     $58,217,417    $   241,580
                                                            ==========     ===========     ===========    ===========

                                                                                     Investment Company
                                                           ------------------------------------------------------------------------
                                                                                                                       Aggressive
                                                              Bond       Short-Term        Mid-Term        Composite     Equity
                                                              Fund        Bond Fund       Bond Fund          Fund         Fund
                                                           -----------   ----------      -----------     -------------  -----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income .....................................   $ 3,159,195    $373,499        $488,456       $22,165,909     $    9,509
                                                           -----------    --------        --------       -----------     ----------
Expenses (Note 3):
   Fees and administrative expenses ....................       673,037      62,897         116,037         3,909,925      1,629,977
                                                           -----------    --------        --------       -----------    -----------
NET INVESTMENT INCOME (LOSS) ...........................     2,486,158     310,602         372,419        18,255,984     (1,620,468)
                                                           -----------    --------        --------       -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............      (370,043)        117        (131,810)        2,253,148        291,748
   Net unrealized appreciation (depreciation) of
     investments .......................................    (3,710,131)   (174,534)       (245,448)       18,128,529     50,720,384
                                                           -----------    --------        --------       -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................    (4,080,174)   (174,417)       (377,258)       20,381,677     51,012,132
                                                           -----------    --------        --------       -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................   $(1,594,016)   $136,185        $ (4,839)      $38,637,661    $49,391,664
                                                           ===========    ========        =========      ===========    ===========

----------
* Commenced operations May 3, 1999.

      The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                                                                             American
                                                                           Scudder                           Century
                                                            --------------------------------------------  -------------
                                                                              Capital                       VP Capital
                                                               Bond           Growth       International   Appreciation
                                                               Fund            Fund            Fund            Fund
                                                            -----------    ------------    ------------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ......................................   $ 1,050,427    $ 44,257,354     $14,242,990    $        --
                                                            ------------   ------------     -----------    -----------
Expenses (Note 3):
   Fees and administrative expenses .....................       299,487       5,754,587       1,941,273        421,225
                                                            ------------   ------------     -----------    -----------
NET INVESTMENT INCOME (LOSS) ............................       750,940      38,502,767      12,301,717       (421,225)
                                                            ------------   ------------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............      (169,851)      8,660,945      33,106,709      3,487,749
   Net unrealized appreciation (depreciation) of
     investments ........................................    (1,081,398)     92,663,054      31,048,001     19,279,250
                                                            -----------    ------------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ..........................................    (1,251,249)    101,323,999      64,154,710     22,766,999
                                                            -----------    ------------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................   $  (500,309)   $139,826,766     $76,456,427    $22,345,774
                                                            ===========    ============     ===========    ===========

                                                               Calvert                       Fidelity
                                                            ------------   --------------------------------------------
                                                               Social           VIP           VIP II          VIP II
                                                              Balanced     Equity-Income      Contra      Asset Manager
                                                                Fund           Fund            Fund           Fund
                                                            ------------   -------------   ------------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ......................................   $ 5,159,660    $  5,815,790     $ 7,578,736    $ 2,737,257
                                                            -----------    ------------     -----------    -----------
Expenses (Note 3):
   Fees and administrative expenses .....................       670,732       1,675,770       2,664,962        533,756
                                                            -----------    ------------     -----------    -----------
NET INVESTMENT INCOME (LOSS) ............................     4,488,928       4,140,020       4,913,774      2,203,501
                                                            -----------    ------------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............       487,674       1,910,304      14,562,051        141,270
   Net unrealized appreciation (depreciation) of
     investments ........................................        57,735        (455,188)     27,752,872      1,530,660
                                                            -----------    ------------     -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ..........................................       545,409       1,455,116      42,314,923      1,671,930
                                                            -----------    ------------     -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................   $ 5,034,337    $  5,595,136     $47,228,697    $ 3,875,431
                                                            ===========    ============     ===========    ===========

      The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                          Investment Company
                                      ----------------------------------------------------------------------------------------------
                                            Money Market Fund               All America Fund                Equity Index Fund
                                      -----------------------------  ------------------------------  -------------------------------
                                           1999           1998            1999            1998            1999             1998
                                      -------------   -------------  --------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....  $   1,460,097   $   1,241,369   $  31,023,610   $  42,592,167   $   5,577,241   $  17,958,857
   Net realized gain (loss) on
     investments ...................         77,005          94,044      11,573,648      10,190,529      11,274,282       3,546,239
   Net unrealized appreciation
     (depreciation) of investments .       (127,237)         (8,215)     52,913,881      12,779,143      41,365,894      26,951,145
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in net
   assets resulting from
   operations ......................      1,409,865       1,327,198      95,511,139      65,561,839      58,217,417      48,456,241
                                      -------------   -------------   -------------   -------------   -------------   -------------
From Unit Transactions:
   Contributions ...................      7,000,569       7,176,418      35,610,297      33,052,837      55,688,442      38,144,487
   Withdrawals .....................     (7,125,494)     (4,295,360)    (33,534,302)    (27,468,692)    (30,127,569)    (16,569,868)
   Net transfers ...................      3,639,051       1,797,850     (13,672,151)    (19,139,304)     31,554,304      44,795,692
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) from unit
   transactions ....................      3,514,126       4,678,908     (11,596,156)    (13,555,159)     57,115,177      66,370,311
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS ..........................      4,923,991       6,006,106      83,914,983      52,006,680     115,332,594     114,826,552
NET ASSETS:
Beginning of Year ..................     38,854,697      32,848,591     398,695,201     346,688,521     269,286,221     154,459,669
                                      -------------   -------------   -------------   -------------   -------------   -------------
End of Year ........................  $  43,778,688   $  38,854,697   $ 482,610,184   $ 398,695,201   $ 384,618,815   $ 269,286,221
                                      =============   =============   =============   =============   =============   =============


                                                                                      Investment Company
                                                         ---------------------------------------------------------------------------
                                                          Mid-Cap Equity
                                                            Index Fund*          All America Fund             Equity Index Fund
                                                         ----------------  ----------------------------  ---------------------------
                                                               1999           1999            1998            1999          1998
                                                         ----------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........................   $    6,811     $ 2,486,158     $ 3,203,532     $  310,602    $  129,166
   Net realized gain (loss) on investments ..............       (9,366)       (370,043)        196,930            117         3,822
   Net unrealized appreciation (depreciation)
     of investment ......................................      244,135      (3,710,131)       (981,434)      (174,534)       (6,616)
                                                            ----------     -----------     -----------     ----------    ----------
Net Increase (Decrease) in net assets resulting
   from operations ......................................      241,580      (1,594,016)      2,419,028        136,185       126,372
                                                            ----------     -----------     -----------     ----------    ----------
From Unit Transactions:
   Contributions ........................................      353,431       7,241,958       7,033,074      1,048,219       734,187
   Withdrawals ..........................................      (49,137)     (5,979,743)     (4,982,221)      (901,800)     (427,168)
   Net transfers ........................................    3,255,197     (12,049,318)     13,841,212        396,691       696,139
                                                            ----------     -----------     -----------     ----------    ----------
Net Increase (Decrease) from unit transactions ..........    3,559,491     (10,787,103)     15,892,065        543,110     1,003,158
                                                            ----------     -----------     -----------     ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS ...................    3,801,071     (12,381,119)     18,311,093        679,295     1,129,530
NET ASSETS:
Beginning of Period/Year ................................           --      56,282,194      37,971,101      3,937,638     2,808,108
                                                            ----------     -----------     -----------     ----------    ----------
End of Year .............................................   $3,801,071     $43,901,075     $56,282,194     $4,616,933    $3,937,638
                                                            ==========     ===========     ===========     ==========    ==========

----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                            Investment Company
                                      ---------------------------------------------------------------------------------------------
                                           Mid-Term Bond Fund                Composite Fund               Aggressive Equity Fund
                                      -----------------------------   -----------------------------   -----------------------------
                                           1999           1998            1999            1998            1999             1998
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ..........   $     372,419   $     404,186   $  18,255,984   $   8,561,297   $  (1,620,468)  $    (616,621)
   Net realized gain (loss) on
     investments ..................        (131,810)        (28,267)      2,253,148         554,735         291,748        (632,431)
   Net unrealized appreciation
     (depreciation) of
     investments ..................        (245,448)        (46,309)     18,128,529      24,996,236      50,720,384      (8,050,244)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in net
   assets resulting from
   operations .....................          (4,839)        329,610      38,637,661      34,112,268      49,391,664      (9,299,296)
                                      -------------   -------------   -------------   -------------   -------------   -------------
From Unit Transactions:
   Contributions ..................       1,468,498       1,120,290      24,264,832      25,635,215      23,951,530      28,696,822
   Withdrawals ....................      (1,830,214)       (627,755)    (26,391,103)    (23,076,061)    (15,330,684)    (12,588,115)
   Net transfers ..................      (1,329,517)      3,231,316     (15,156,928)     (9,295,063)     (8,152,611)    (33,256,371)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) from unit
   transactions ...................      (1,691,233)      3,723,851     (17,283,199)     (6,735,909)        468,235     (17,147,664)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS .........................      (1,696,072)      4,053,461      21,354,462      27,376,359      49,859,899     (26,446,960)
NET ASSETS:
Beginning of Year .................       9,694,558       5,641,097     294,892,508     267,516,149     127,369,882     153,816,842
                                      -------------   -------------   -------------   -------------   -------------   -------------
End of Year .......................   $   7,998,486   $   9,694,558   $ 316,246,970   $ 294,892,508   $ 177,229,781   $ 127,369,882
                                      =============   =============   =============   =============   =============   =============


                                                                                Scudder
                                      ---------------------------------------------------------------------------------------------
                                               Bond Fund                   Capital Growth Fund             International Fund
                                      -----------------------------   -----------------------------   -----------------------------
                                           1999           1998            1999            1998            1999             1998
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ..........   $     750,940   $     933,704   $  38,502,767   $  16,281,461   $  12,301,717   $  14,005,911
   Net realized gain (loss) on
     investments ..................        (169,851)        (12,188)      8,660,945       7,179,053      33,106,709       7,712,372
   Net unrealized appreciation
     (depreciation) of
     investments ..................      (1,081,398)         56,186      92,663,054      46,681,634      31,048,001      (2,792,240)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in net
   assets resulting from
   operations .....................        (500,309)        977,702     139,826,766      70,142,148      76,456,427      18,926,043
                                      -------------   -------------   -------------   -------------   -------------   -------------
From Unit Transactions:
   Contributions ..................       3,439,002       3,111,360      48,772,338      45,075,165      16,775,667      15,352,696
   Withdrawls .....................      (2,836,834)     (1,812,991)    (38,675,885)    (27,386,892)    (15,785,700)    (11,406,891)
   Net Transfers ..................      (3,133,893)      2,253,912      (5,410,060)     (3,209,197)      6,239,113      (6,070,868)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) from unit
   transactions ...................      (2,531,725)      3,552,281       4,686,393      14,479,076       7,229,080      (2,125,063)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS .........................      (3,032,034)      4,529,983     144,513,159      84,621,224      83,685,507      16,800,980
NET ASSETS:
Beginning of Year .................      22,877,876      18,347,893     413,454,843     328,833,619     135,480,953     118,679,973
                                      -------------   -------------   -------------   -------------   -------------   -------------
End of Year .......................   $  19,845,842   $  22,877,876   $ 557,968,002   $ 413,454,843   $ 219,166,460   $ 135,480,953
                                      =============   =============   =============   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                 American Century                    Calvert
                                                          ------------------------------   ----------------------------
                                                           VP Capital Appreciation Fund        Social Balanced Fund
                                                          ------------------------------   ----------------------------
                                                               1999            1998            1999           1998
                                                          --------------  --------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............................   $  (421,225)    $  1,754,036     $  4,488,928   $ 2,596,096
   Net realized gain (loss) on investments .............     3,487,749       (1,068,586)         487,674       276,019
   Net unrealized appreciation (depreciation)
   of investments ......................................    19,279,250       (2,044,118)          57,735     2,332,229
                                                           -----------     ------------     ------------   -----------
 Net Increase (Decrease) in net assets resulting
 from operations .......................................    22,345,774       (1,358,668)       5,034,337     5,204,344
                                                           -----------     ------------     ------------   -----------
From Unit Transactions:
   Contributions .......................................     4,529,867        5,340,709       10,122,717     7,547,920
   Withdrawals .........................................    (4,671,049)      (4,483,088)      (4,719,017)   (2,809,892)
   Net transfers .......................................     1,541,880      (13,981,957)         269,526       365,285
                                                           -----------     ------------     ------------   -----------
Net Increase (Decrease) from unit transactions .........     1,400,698      (13,124,336)      5,673,226      5,103,313
                                                           -----------     ------------     ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS ..................    23,746,472      (14,483,004)      10,707,563    10,307,657
NET ASSETS:
Beginning of Year ......................................    35,294,243       49,777,247       43,350,139    33,042,482
End of Year ............................................   $59,040,715     $ 35,294,243      $54,057,702   $43,350,139
                                                           ===========     ============     ============   ===========

                                                                                        Fidelity
                                                   ---------------------------------------------------------------------------------
                                                             VIP                         VIP II                     VIP II
                                                        Equity-Income                    Contra                  Asset Manager
                                                            Fund                          Fund                       Fund
                                                   --------------------------  --------------------------  -------------------------
                                                       1999          1998          1999         1998          1999          1998
                                                   --------------------------  --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .......................   $  4,140,020  $  5,005,961  $  4,913,774  $  5,083,661  $  2,203,501 $ 2,902,330
   Net realized gain (loss) on investments .....      1,910,304       853,854    14,562,051     2,644,396       141,270     (12,448)
   Net unrealized appreciation (depreciation)
     of investments ............................       (455,188)    4,356,202    27,752,872    27,595,754     1,530,660     895,986
                                                   ------------  ------------  ------------  ------------  ------------ -----------
Net Increase (Decrease) in net assets resulting
   from operations .............................      5,595,136    10,216,017    47,228,697    35,323,811     3,875,431  3,7 85,868
                                                   ------------  ------------  ------------  ------------  ------------ -----------
From Unit Transactions:
   Contributions ...............................     23,738,000    22,499,025    38,205,139    25,700,149    10,251,230   8,419,597
   Withdrawals .................................    (14,284,534)   (9,180,957)  (22,784,938)  (11,133,735)   (4,220,822) (2,785,815)
   Net Transfers ...............................     (2,481,069)    2,658,613    31,873,961    11,315,492       446,968   2,047,842
                                                   ------------  ------------  ------------  ------------  ------------ -----------
Net Increase (Decrease) from unit transactions .      6,972,397    15,976,681    47,294,162    25,881,906     6,477,376   7,681,624
                                                   ------------  ------------  ------------  ------------  ------------ -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........     12,567,533    26,192,698    94,522,859    61,205,717    10,352,807  11,467,492
NET ASSETS:
Beginning of Year ..............................    123,153,166    96,960,468   176,334,756   115,129,039    35,766,806  24,299,314
                                                   ------------  ------------  ------------  ------------  ------------ -----------
End of Year ....................................   $135,720,699  $123,153,166  $270,857,615  $176,334,756  $ 46,119,613 $35,766,806
                                                   ============  ============  ============  ============  ============ ===========

      The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Social Balanced Fund became available as an investment alternative. The Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

     On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

     On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

     On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The significant accounting policies of Separate Account No. 2 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

     The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1999 are as follows:
                                                     Number of         Net Asset
                                                       Shares            Value
                                                     ---------          --------
        Investment Company Funds:
           Money Market Fund ....................    37,152,959          $1.19
           All America Fund .....................   144,019,191           3.37
           Equity Index Fund ....................   133,417,570           2.88
           Mid-Cap Equity Index Fund ............     3,416,420           1.11
           Bond Fund ............................    33,904,967           1.30
           Short-Term Bond Fund .................     4,677,706           0.99
           Mid-Term Bond Fund ...................     9,234,456           0.87
           Composite Fund .......................   165,953,180           1.91
           Aggressive Equity Fund ...............    81,956,154           2.16

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS (Continued)
                                                     Number of        Net Asset
                                                       Shares           Value
                                                     ---------         --------
        Scudder Portfolios:
           Bond Portfolio ......................     3,058,477          $ 6.49
           Capital Growth Portfolio--Class "A" .    19,146,098           29.13
           International Portfolio--Class "A" ..    10,775,155           20.34
        American Century VP Capital
           Appreciation Fund ...................     4,019,613           14.84
        Calvert Social Balanced Portfolio ......    24,911,421            2.17
        Fidelity Portfolios:
           Equity-Income--"Initial" Class ......     5,278,889           25.71
           Contrafund--"Initial" Class .........     9,273,305           29.15
           Asset Manager--"Initial" Class ......     2,478,225           18.67

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

     All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1999 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1999. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1999.
The combined amount of these dividends was as follows:
        Money Market Fund ........................................   $ 2,041,942
        All America Fund .........................................    36,538,690
        Equity Index Fund ........................................     9,919,788
        Mid-Cap Equity Index Fund ................................        29,590
        Bond Fund ................................................     3,159,195
        Short-Term Bond Fund .....................................       373,499
        Mid-Term Bond Fund .......................................       488,456
        Composite Fund ...........................................    22,165,909
        Aggressive Equity Fund ...................................         9,509

      On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,050,427.

      On January 27, 1999, and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $44,257,354.

      On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $14,242,990.

      On December 30, 1999, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $5,159,660.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. DIVIDENDS (Continued)

      On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $5,815,790.

      On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $7,578,736.

      On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $2,737,257.

      No dividend was paid by the American Century VP Capital Appreciation Fund during 1999.

5. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31, 1999, or, if not in existence a full year, the initial period ended December 31:

                                                              Investment Company Money Market Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     2.03   $     1.95   $     1.87   $     1.80   $     1.72
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     2.11   $     2.03   $     1.95   $     1.87   $     1.80
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       20,766       19,121       16,831       17,511       17,502
                                                ==========   ==========   ==========   ==========   ==========

                                                               Investment Company All America Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     8.09   $     6.76   $     5.39   $     4.52   $     3.35
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $    10.05   $     8.09   $     6.76   $     5.39   $     4.52
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       48,014       49,275       51,312       49,798       43,620
                                                ==========   ==========   ==========   ==========   ==========

                                                              Investment Company Equity Index Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     2.86   $     2.26   $     1.72   $     1.42   $     1.05
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     3.41   $     2.86   $     2.26   $     1.72   $     1.42
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .      112,735       94,019       68,462       35,660       17,109
                                                ==========   ==========   ==========   ==========   ==========

                                                                       Investment Company
                                                                    Mid-Cap Equity Index Fund
                                                --------------------------------------------------------------
                                                   1999*
                                                ----------
Unit value, beginning of period .............   $     1.00
                                                ==========
Unit value, end of year .....................   $     1.11
                                                ==========
Thousands of units outstanding, end of year .        3,431
                                                ==========

                                                                  Investment Company Bond Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     3.17   $     3.00   $     2.75   $     2.69   $     2.28
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     3.07   $     3.17   $     3.00   $     2.75   $     2.69
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       14,287       17,746       12,671       12,548       12,083
                                                ==========   ==========   ==========   ==========   ==========

                                                             Investment Company Short-Term Bond Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     1.24   $     1.19   $     1.14   $     1.10   $     1.03
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     1.28   $     1.24   $     1.19   $     1.14   $     1.10
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .        3,604        3,164        2,355        2,129        1,447
                                                ==========   ==========   ==========   ==========   ==========

-----------
* Commenced operations May 3, 1999.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS (Continued)

                                                              Investment Company Mid-Term Bond Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     1.32   $     1.26   $     1.19   $     1.16   $     1.01
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     1.32   $     1.32   $     1.26   $     1.19   $     1.16
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .        6,037        7,325        4,478        3,828        2,848
                                                ==========   ==========   ==========   ==========   ==========

                                                                Investment Company Composite Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     4.93   $     4.36   $     3.75   $     3.39   $     2.82
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     5.61   $     4.93   $     4.36   $     3.75   $     3.39
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       56,404       59,833       61,359       66,715       70,558
                                                ==========   ==========   ==========   ==========   ==========

                                                            Investment Company Aggressive Equity Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     2.02   $     2.15   $     1.80   $     1.43   $     1.05
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     2.85   $     2.02   $     2.15            $   1.80 $ 1.43
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       62,123       63,176       71,468       49,800       20,858
                                                ==========   ==========   ==========   ==========   ==========

                                                                        Scudder Bond Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $    13.02   $    12.37   $    11.48   $    11.30   $     9.69
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $    12.73   $    13.02   $    12.37   $    11.48   $    11.30
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .        1,558        1,757        1,484        1,362        1,269
                                                ==========   ==========   ==========   ==========   ==========

                                                                   Scudder Capital Growth Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $    36.07   $    29.64   $    22.11   $    18.64   $    14.67
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $    48.17   $    36.07   $    29.64   $    22.11   $    18.64
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       11,582       11,462       11,094        9,266        8,556
                                                ==========   ==========   ==========   ==========   ==========

                                                                   Scudder International Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $    16.93   $    14.46   $    13.43   $    11.85   $    10.80
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $    25.83   $    16.93   $    14.46   $    13.43   $    11.85
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .        8,486        8,004        8,205        7,688        7,269
                                                ==========   ==========   ==========   ==========   ==========

                                                                        American Century
                                                --------------------------------------------------------------
                                                                  VP Capital Appreciation Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $    10.69   $    11.04   $    11.53   $    12.18   $     9.39
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $    17.40   $    10.69   $    11.04   $    11.53   $    12.18
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .        3,394        3,303        4,510        7,264        8,061
                                                ==========   ==========   ==========   ==========   ==========








                                                                  Calvert Social Balanced Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year ...............   $     3.04   $     2.65   $     2.23   $     2.01   $     1.57
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $     3.37   $     3.04   $     2.65   $     2.23   $     2.01
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .       16,041       14,257       12,479       10,713        7,849
                                                ==========   ==========   ==========   ==========   ==========

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS (Continued)

                                                                                       Fidelity
                                                    --------------------------------------------------------------------------------
                                                            VIP Equity-Income Fund                      VIP II Contra Fund
                                                    ---------------------------------------   --------------------------------------
                                                     1999    1998    1997     1996    1995*    1999    1998    1997    1996    1995*
                                                    ------  ------  ------   ------  ------   ------  ------  ------  ------  ------
Unit value, beginning of year/period ...........    $30.65  $27.77  $21.93   $19.43  $16.30   $26.16  $20.36  $16.59  $13.85  $11.43
                                                    ======  ======  ======   ======  ======   ======  ======  ======  ======  ======
Unit value, end of year ........................    $32.21  $30.65  $27.77   $21.93  $19.43   $32.13  $26.16  $20.36  $16.59  $13.85
                                                    ======  ======  ======   ======  ======   ======  ======  ======  ======  ======
Thousands of units outstanding,
  end of year ..................................     4,213   4,018   3,491    2,342     728    8,430   6,742   5,656   3,880   1,792
                                                    ======  ======  ======   ======  ======   ======  ======  ======  ======  ======

                                                                            Fidelity
                                                --------------------------------------------------------------
                                                                    VIP II Asset Manager Fund
                                                --------------------------------------------------------------
                                                   1999         1998         1997         1996         1995*
                                                ----------   ----------   ----------   ----------   ----------
Unit value, beginning of year/period ........   $    24.04   $    21.14   $    17.72   $    15.66   $    14.04
                                                ==========   ==========   ==========   ==========   ==========
Unit value, end of year .....................   $    26.40   $    24.04   $    21.14   $    17.72   $    15.66
                                                ==========   ==========   ==========   ==========   ==========
Thousands of units outstanding, end of year .        1,747        1,488        1,150          613          184
                                                ==========   ==========   ==========   ==========   ==========

----------
* Commenced operations May 1, 1995.

                    Report of Independent Public Accountants

To Mutual of America Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Anderson LLP
--------------------------------

New York, New York
February 21, 2000

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com